Deferred tax - Narrative (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributes and deductible temporary differences	€ 1,892,400,000	€ 1,984,900,000	€ 1,722,200,000
Amount of unused tax losses carried forward	843,200,000	862,000,000
Deferred tax assets	195,000	1,474,000
United States | Definite Period [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of unused tax losses carried forward	5,400,000
Subsidiary companies operating on a cost plus basis
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	200,000	1,500,000	1,100,000
Galapagos Nv (Belgium)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of unused tax losses carried forward	823,100,000	822,400,000
Investment Deduction
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributes and deductible temporary differences	1,000,000	1,000,000	1,000,000
Innovation Income, dividend received deduction and investment deduction
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributes and deductible temporary differences	724,100,000	566,400,000	410,000,000
Due to innovation income deduction
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributes and deductible temporary differences	692,100,000	534,400,000	390,300,000
All losses including innovation income deduction [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized Deferred Tax Assets	473,600,000	490,100,000
Dividend received deduction carried forward to be offset against future income Screen reader support enabled.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributes and deductible temporary differences	31,000,000	31,000,000	18,700,000
Consolidated Tax Losses Carried Forward And Deductible Temporary DIfferences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributes and deductible temporary differences	€ 1,168,300,000	€ 1,418,500,000	€ 1,312,200,000